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                             BHR INSTITUTIONAL FUNDS

                           DYNAMIC ENERGY INCOME FUND
                 (FORMERLY THE DYNAMIC ENERGY INCOME TRUST FUND)

                                 CLASS I SHARES
                                 CLASS II SHARES

                        SUPPLEMENT DATED AUGUST 11, 2009
                     TO THE PROSPECTUS DATED MARCH 13, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. CAPITALIZED TERMS NOT OTHERWISE DEFINED HAVE THE RESPECTIVE MEANING ASCRIBED TO THEM IN THE PROSPECTUS.

The Dynamic Energy Income Trust Fund has changed its name to the Dynamic Energy Income Fund. Accordingly, all references to "Dynamic Energy Income Trust Fund" are changed to "Dynamic Energy Income Fund."

The sections entitled "Fund Summary" and "Principle Investment Strategy" on pages 8 and 9 of the Prospectus are removed in their entirety and replaced with the following:

FUND SUMMARY

FUND NUMBER                     162 Class I Shares
                                262 Class II Shares

CUSIP NUMBER                    054964523 Class I Shares
                                054964515 Class II Shares

INVESTMENT GOAL                 Seeks to achieve high income generation and
                                long-term growth of capital

INVESTMENT FOCUS                Equity securities of U.S and foreign energy and
                                utility companies

PRINCIPAL INVESTMENT STRATEGY   Actively managed portfolio invested primarily in
                                equity securities of domestic and foreign
                                companies involved in the exploration,
                                development, production and sale of oil, natural
                                gas, and other energy commodities, and companies
                                involved in the development and distribution of
                                power and water resources and/or the development
                                of energy pipelines

INVESTOR PROFILE                Investors seeking high income generation and
                                long-term growth of capital who can withstand
                                the share price volatility of equity investing
                                with a focus on equity securities of global
                                companies involved in energy and utility related
                                businesses

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PRINCIPAL INVESTMENT STRATEGY

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S. and foreign energy and utility companies, and in the equity securities of Canadian energy and utility income trusts to the extent permitted by applicable law. When investing in an income trust, the Sub-Advisor purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.

The Fund expects to declare and pay dividends, if any, quarterly, however it may declare and pay dividends more or less frequently, provided that the Fund intends to distribute its net investment income and make distributions of its net realized capital gains, if any, at least annually.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies and income trusts that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

     -    analyze financial data and other information sources;

     -    assess the quality of management; and

     -    conduct company interviews, where possible.

Additionally, the following additional risk is added to the section entitled "Principle Risks of Investing in the Fund" on pages 9 and 10 of the Prospectus:

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

            PLEASE KEEP THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             BHR INSTITUTIONAL FUNDS

                           DYNAMIC ENERGY INCOME FUND
                 (FORMERLY THE DYNAMIC ENERGY INCOME TRUST FUND)

                                 CLASS I SHARES
                                 CLASS II SHARES

                        SUPPLEMENT DATED AUGUST 11, 2009
     TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 13, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI. CAPITALIZED TERMS NOT OTHERWISE DEFINED HAVE THE RESPECTIVE MEANING ASCRIBED TO THEM IN THE SAI.

The Dynamic Energy Income Trust Fund has changed its name to the Dynamic Energy Income Fund. Accordingly, all references to "Dynamic Energy Income Trust Fund" are changed to "Dynamic Energy Income Fund."

The subsection "Dynamic Energy Income Trust Fund" under the section "Additional Information about Investment Objectives and Policies" on page S-3 of the SAI is renamed "Dynamic Energy Income Fund" and replaced with the following:

The Fund seeks high income and long-term growth of capital. This goal is not fundamental and may be changed by the Fund upon 60 days' prior notice to shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "non-diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities of U.S and foreign energy and utility companies as described in the prospectus. Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names ("Rule 35d-1"), the Fund has adopted a "non-fundamental" policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of energy and utility companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

Under the section "Investment Limitations - Fundamental Polices" beginning on page S-16 of the SAI, the following fundamental investment limitation is deleted with respect to the Dynamic Energy Income Fund:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

               PLEASE KEEP THIS SAI SUPPLEMENT WITH YOUR RECORDS.